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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547


                      Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

        Pioneer Independence Fund
        Schedule of Investments  9/30/05
Shares                                                     Value
        COMMON STOCK - 100.3 %
        Energy - 12.5 %
        Integrated Oil & Gas - 7.4 %
92,150  Amerada Hess Corp.                             $ 12,670,625
54,100  Exxon Mobil Corp.                                 3,437,514
178,700 Suncor Energy, Inc.                              10,816,711
                                                       $ 26,924,850
        Oil & Gas Drilling - 5.1 %
191,800 GlobalSantaFe Corp. *                          $  8,749,916
157,750 Transocean Offshore, Inc. * (b)                   9,671,653
                                                       $ 18,421,569
        Total Energy                                   $ 45,346,419

        Materials - 6.9 %
        Diversified Metals & Mining - 6.0 %
359,900 Freeport-McMoRan Copper & Gold, Inc. (Class B) $ 17,487,541
18,000  Phelps Dodge Corp. (b)                            2,338,740
10,600  Rio Tinto Plc (A.D.R.)                            1,741,580
                                                       $ 21,567,861
        Industrial Gases - 0.9 %
67,900  Praxair, Inc.                                  $  3,254,447
        Total Materials                                $ 24,822,308

        Capital Goods - 11.8 %
        Aerospace & Defense - 8.4 %
130,750 Boeing Co.                                     $  8,884,463
23,700  General Dynamics Corp.                            2,833,335
110,000 Honeywell International, Inc.                     4,125,000
279,900 United Technologies Corp.                        14,510,016
                                                       $ 30,352,814
        Industrial Conglomerates - 3.4 %
373,500 General Electric Co.                           $ 12,575,745
        Total Capital Goods                            $ 42,928,559

        Automobiles & Components - 3.5 %
        Automobile Manufacturers - 3.5 %
1,294,900 Ford Motor Corp.                             $ 12,767,714
        Total Automobiles & Components                 $ 12,767,714

        Media - 1.0 %
        Broadcasting & Cable Television - 0.2 %
82,100  Liberty Media Corp. *                          $    660,905
        Movies & Entertainment - 0.8 %
168,000 Time Warner, Inc.                              $  3,042,480
        Total Media                                    $  3,703,385

        Retailing - 0.5 %
        Department Stores - 0.5 %
22,400  J.C. Penney Co., Inc.                          $  1,062,208
4,975   Sears Holdings Corp. *                              618,990
                                                       $  1,681,198
        Total Retailing                                $  1,681,198

        Food & Drug Retailing - 2.0 %
        Drug Retail - 2.0 %
196,400 CVS Corp.                                      $  5,697,564
37,700  Walgreen Co.                                      1,638,065
                                                       $  7,335,629
        Total Food & Drug Retailing                    $  7,335,629

        Food, Beverage & Tobacco - 0.9 %
        Packaged Foods & Meats - 0.4 %
18,000  Nestle SA (A.D.R.)                             $  1,317,798
        Soft Drinks - 0.5 %
34,600  PepsiCo, Inc.                                  $  1,962,166
        Total Food, Beverage & Tobacco                 $  3,279,964

        Household & Personal Products - 0.4 %
        Household Products - 0.4 %
30,100  Colgate-Palmolive Co.                          $  1,588,979
        Total Household & Personal Products            $  1,588,979

        Pharmaceuticals & Biotechnology - 9.3 %
        Biotechnology - 5.6 %
116,600 Amgen, Inc. *                                  $  9,289,522
519,400 Cubist Pharmaceuticals, Inc. *                   11,187,876
                                                       $ 20,477,398
        Pharmaceuticals - 3.7 %
27,600  Johnson & Johnson                              $  1,746,528
283,780 Pfizer, Inc.                                      7,085,987
107,600 Sanofi-Synthelabo SA (A.D.R.)                     4,470,780
                                                       $ 13,303,295
        Total Pharmaceuticals & Biotechnology          $ 33,780,693

        Banks - 6.6 %
        Diversified Banks - 4.1 %
273,650 Bank of America Corp.                          $ 11,520,665
68,500  Wachovia Corp.                                    3,259,915
                                                       $ 14,780,580
        Thrifts & Mortgage Finance - 2.5 %
157,500 Freddie Mac                                    $  8,892,450
        Total Banks                                    $ 23,673,030

        Diversified Financials - 19.4 %
        Consumer Finance - 5.5 %
117,200 American Express Co.                           $  6,731,968
167,400 Capital One Financial Corp.                      13,311,648
                                                       $ 20,043,616
        Diversified Capital Markets - 2.4 %
257,500 J.P. Morgan Chase & Co.                        $  8,736,975
        Investment Banking & Brokerage - 7.7 %
143,300 Goldman Sachs Group, Inc.                      $ 17,422,414
168,905 Merrill Lynch & Co., Inc.                        10,362,322
                                                       $ 27,784,736
        Diversified Financial Services - 3.8 %
301,200 Citigroup, Inc.                                $ 13,710,624
        Total Diversified Financials                   $ 70,275,951

        Insurance - 1.3 %
        Multi-Line Insurance - 1.3 %
75,000  American International Group, Inc.             $  4,647,000
        Total Insurance                                $  4,647,000

        Software & Services - 1.7 %
        Data Processing & Outsourced Services - 0.3 %
24,600  Automatic Data Processing, Inc.                $  1,058,784
        Systems Software - 1.4 %
202,900 Microsoft Corp.                                $  5,220,617
        Total Software & Services                      $  6,279,401

        Technology Hardware & Equipment - 10.2 %
        Computer Hardware - 6.8 %
189,350 Apple Computer, Inc. *                         $ 10,151,054
31,400  Dell, Inc. *                                      1,073,880
464,200 Hewlett-Packard Co.                              13,554,640
                                                       $ 24,779,574
        Computer Storage & Peripherals - 3.4 %
948,800 EMC Corp. *                                    $ 12,277,472
        Total Technology Hardware & Equipment          $ 37,057,046

        Semiconductors - 5.9 %
        Semiconductor Equipment - 1.8 %
380,700 Applied Materials, Inc.                        $  6,456,672
        Semiconductors - 4.1 %
95,800  Linear Technology Corp.                        $  3,601,122
1,347,733 Taiwan Semiconductor Manufacturing Co. (A.D.R.)11,078,365
                                                       $ 14,679,487
        Total Semiconductors                           $ 21,136,159

        Telecommunication Services - 3.5 %
        Integrated Telecommunication Services - 0.7 %
93,600  France Telecom SA (A.D.R.)                     $  2,691,000
        Wireless Telecommunication Services - 2.8 %
389,300 Vodafone Group Plc (A.D.R.)                    $ 10,110,121
        Total Telecommunication Services               $ 12,801,121

        Utilities - 2.9 %
        Electric Utilities - 2.4 %
283,200 Allegheny Energy, Inc. *                       $  8,699,902
        Independent Power Producer & Energy Traders - 0.5 %
14,825  TXU Corp.                                      $  1,673,446
        Total Utilities                                $ 10,373,348
        TOTAL COMMON STOCK                             $363,477,904
        (Cost   $327,305,485)
        TOTAL INVESTMENT IN SECURITIES - 100.3%        $363,477,904
        (Cost   $327,305,485) (a)
        OTHER ASSETS AND LIABILITIES - (0.3)%          $(1,204,383)

        TOTAL NET ASSETS - 100.0%                      $362,273,521

       * Non-income producing security

       (A.D.R.) American Depositary Receipt

       (a) At September 30, 2005, the net unrealized gain on investments federal income tax purposes of $327,808,835 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost      $ 41,494,383

        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value          (5,825,314)

        Net unrealized gain                            $35,669,069

    (b)  At September 30, 2005 the following securities were out on loan:

Shares                     Security                     Market Value
17,100  Phelps Dodge Corp.                             $        2,221,803
134,800 Transocean Offshore, Inc. *                             8,264,588
        Total                                          $       10,486,391

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 28, 2005

* Print the name and title of each signing officer under his or her signature.